Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	As of December 31,
	2020	2019
U.S. federal tax loss carry–forward	$17,426	$15,227
U.S. State tax loss carry–forward	183	262
Equity based compensation	7,704	7,655
Fixed assets, intangible assets and goodwill	49	49
Long-term investments	(6)	-
Total deferred tax assets	25,357	23,193
Less: valuation allowance	(25,357)	(23,193)
Net deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2020 and 2019 is as follows:

	As of December 31,
	2020	2019
Expected Federal Tax	(21.0)%	(-21.0)%
State income taxes (net of federal benefit)	(0.9)%	(-2.0)%
Accretion of notes payable discount	4.8%	13.8%
True up of prior year deferred tax assets	(-41.3)%	16.1%
True-up of state loss carryforward	2.9%	8.8%
Other	(0.2)%	1.6%
Change in valuation allowance	55.7%	(-17.3)%
Effective tax rate	0.00%	0.0%